U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      WisdomTree Trust
      245 Park Avenue, 35th floor
      New York, NY  10167


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

   WisdomTree Fundamental U.S. Corporate Bond Fund
   WisdomTree Fundamental U.S. High Yield Corporate Bond Fund
   WisdomTree Fundamental U.S. Short Term Corporate Bond Fund
   WisdomTree Fundamental U.S. Short Term High Yield Corporate Bond Fund WisdomTree Europe Domestic Economy Fund
   WisdomTree Global SmallCap Dividend Fund
   WisdomTree Global Hedged SmallCap Dividend Fund
   WisdomTree Dynamic Long/Short U.S. Equity Fund
   WisdomTree Dynamic Bearish U.S. Equity Fund
   WisdomTree Dynamic Currency Hedged Europe Equity Fund
   WisdomTree Dynamic Currency Hedged Japan Equity Fund
   WisdomTree Dynamic Currency Hedged International Equity Fund
   WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund WisdomTree Emerging Markets Dividend Fund
   WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund WisdomTree Global ex-Mexico Equity Fund
   WisdomTree ICBCCS S&P China 500 Fund
   WisdomTree Balanced Income Fund
   WisdomTree U.S. Domestic Economy Fund
   WisdomTree U.S. Export and Multinational Fund
   WisdomTree Strong Dollar Emerging Markets Equity Fund

 3.  Investment Company Act File Number:  811-21864

     Securities Act File Number:  333-132380

 4(a).  Last day of fiscal year for which this Form is filed: 6/30/2018

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 611,461,056.00

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 508,147,501.00

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 0.00

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 508,147,501.00

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 103,313,555.00

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ 0.00

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001245

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 12,862.54

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.00

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0.00

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0.00

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 12,862.54

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 09/19/2018

           Method of Delivery:

                       [x]   Wire Transfer Ref# 20180919B6B7HU4R007242

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   David Castano
                   -------------------------------------------------------------
                     Treasurer
                   -------------------------------------------------------------


     Date: 9/20/2018
           -----------------

          * Please print the name and title of the signing officer below the signature.